Accounts receivable (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) Customer	Dec. 31, 2021 CAD ($) Customer	Dec. 31, 2020 CAD ($)
Disclosure of major customers [line items]
Number of customers owing greater than 10% of accounts receivable | Customer	3	3
Concentration Risk, Percentage Of Accounts Receivable	97.00%	95.00%
Bad debt expenses | $	$ 218	$ 305
Customer A
Disclosure of major customers [line items]
Concentration Risk, Percentage Of Accounts Receivable	41.00%	34.00%
Customer B
Disclosure of major customers [line items]
Concentration Risk, Percentage Of Accounts Receivable	19.00%	29.00%
Customer C
Disclosure of major customers [line items]
Concentration Risk, Percentage Of Accounts Receivable	37.00%	32.00%